Share-Based Compensation - Summary of Share Units (Deferred share units) (Detail) - Deferred Share Units [Member]	12 Months Ended
Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Number | shares	1,625,513
Granted, Number | shares	314,208
In lieu of dividends, Number of DSUs | shares	20,817
Vested, Number | shares	(400,428)
Ending Balance, Number | shares	1,560,110
Opening Balance, Weighted average grant | $ / shares	$ 10.16
Granted, Weighted average grant | $ / shares	7.44
In lieu of dividends , Weighted average grant | $ / shares	7.65
Vested, Weighted average grant | $ / shares	6.75
Ending Balance, Weighted average grant | $ / shares	$ 10.45